Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss	$ (88,972)	$ (140,391)	$ (96,322)
Net loss attributable to ordinary shareholders—basic and diluted	$ (88,972)	$ (140,391)	$ (96,322)
Denominator
Weighted average ordinary shares outstanding - basic	59,271,778	35,704,368	14,152,843
Weighted average ordinary shares outstanding - diluted	59,271,778	35,704,368	14,152,843
Net loss per share attributable to ordinary shareholders - basic	$ (1.50)	$ (3.93)	$ (6.81)
Net loss per share attributable to ordinary shareholders - diluted	$ (1.50)	$ (3.93)	$ (6.81)